PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Schedule of Property and Equipment
	December 31,	December 31,
	2021	2020
Telecommunication equipment and computers	$299,095	$297,177
Vehicle	23,805	23,805
Office furniture and fixtures	9,325	9,325
Less: accumulated depreciation	(216,308)	(155,343)

	$115,917	$174,964